SHARE BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
Mar. 31, 2013
Options outstanding at the end of the period
Number of Shares	2,747,342
Exercise Price per Share (in dollars per share)	$ 2.84
Remaining Contractual Life	3 years 1 month 6 days
Options exercisable as of the end of the period
Number of Shares	2,672,342
Exercise Price per Share (in dollars per share)	$ 2.86
Remaining Contractual Life	3 years
Exercise price one
Options outstanding at the end of the period
Number of Shares	1,312,600
Exercise Price per Share (in dollars per share)	$ 2.26
Remaining Contractual Life	2 years 1 month 6 days
Options exercisable as of the end of the period
Number of Shares	1,312,600
Exercise Price per Share (in dollars per share)	$ 2.26
Remaining Contractual Life	2 years 1 month 6 days
Exercise price two
Options outstanding at the end of the period
Number of Shares	674,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	2 years 8 months 12 days
Options exercisable as of the end of the period
Number of Shares	674,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	2 years 8 months 12 days
Exercise price three
Options outstanding at the end of the period
Number of Shares	250,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	3 years 7 months 6 days
Options exercisable as of the end of the period
Number of Shares	250,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	3 years 7 months 6 days
Exercise price four
Options outstanding at the end of the period
Number of Shares	101,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	4 years 8 months 12 days
Options exercisable as of the end of the period
Number of Shares	101,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	4 years 8 months 12 days
Exercise price five
Options outstanding at the end of the period
Number of Shares	100,000
Exercise Price per Share (in dollars per share)	$ 4.75
Remaining Contractual Life	4 years 6 months
Options exercisable as of the end of the period
Number of Shares	100,000
Exercise Price per Share (in dollars per share)	$ 4.75
Remaining Contractual Life	4 years 6 months
Exercise price six
Options outstanding at the end of the period
Number of Shares	9,742
Exercise Price per Share (in dollars per share)	$ 2.69
Remaining Contractual Life	5 years 10 months 24 days
Options exercisable as of the end of the period
Number of Shares	9,742
Exercise Price per Share (in dollars per share)	$ 2.69
Remaining Contractual Life	5 years 10 months 24 days
Exercise price seven
Options outstanding at the end of the period
Number of Shares	300,000
Exercise Price per Share (in dollars per share)	$ 2.12
Remaining Contractual Life	7 years
Options exercisable as of the end of the period
Number of Shares	225,000
Exercise Price per Share (in dollars per share)	$ 2.12
Remaining Contractual Life	7 years